Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31, 2025	December 31, 2024
Equipment, fixtures and furniture	$87,916	$81,810
Less: accumulated depreciation	(28,576)	(17,431)
Total	$59,340	$64,379